STOCKHOLDER'S EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Added to additional paid-in capital	$ 169,200	$ 35,247
Adjustment For Amortization	169,201	35,247
Interest expense	90,636	35,247
Consulting expense	78,564	0
Other Additional Capital	$ 169,200	$ 35,247